General (Details) $ in Thousands				1 Months Ended		6 Months Ended
	Jun. 06, 2024 USD ($)	Feb. 16, 2023 shares	Sep. 16, 2022 shares	Nov. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($)	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 ₪ / shares	Dec. 31, 2023 ₪ / shares
General [Line Items]
Ordinary share par value (in New Shekels per share) | ₪ / shares							₪ 0.01	₪ 0.01
Net proceeds				$ 1,700	$ 13,300
Equity committed to purchase	$ 10,000
Ordinary share issued (in Shares) | shares		169,125	40,000	4,444,444		500,000
Proceeds from SEPA						$ 267
Pre-paid advances						3,000
Accumulated losses						25,400
Convertible promissory note [Member[
General [Line Items]
Initial pre-paid advance						$ 2,000
SEPA [Member]
General [Line Items]
Ordinary shares owning percentage	4.99%